Unaudited Condensed Consolidated Balance Sheets - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Current Assets:
Cash and cash equivalents		$ 13,248,829	$ 6,862,970
Accounts receivable		3,888,562	7,582,530
Prepayments, prepaid expenses and other current assets		7,715,107	8,078,301
Deferred compensation expense		6,627,939	3,338,719
Total Current Assets		31,480,437	25,865,992
Property and equipment, net		5,170	201
Prepayments, prepaid expenses and other non-current assets		916,706	869,779
Deferred compensation expense -long term		9,139,909	2,447,180
Operating lease right of use asset, net		140,476	23,407
Total Assets		41,682,698	29,206,559
Current Liabilities:
Current maturity of long-term bank loan		84,896	580,076
Accounts payable		881,536	569,188
Advance from customers		6,927,920	5,784,425
Accrued expenses and other liabilities		7,198,116	7,086,156
Operating lease liability-current		75,186	23,407
Taxes payable			7,756
Total Current Liabilities		15,250,734	19,553,915
Long-term bank loans		916,923	916,923
Operating lease liability-noncurrent		65,290
Deferred tax liability		107	107
Total Liabilities		16,233,054	20,470,945
COMMITMENTS AND CONTINGENCIES(Note 12)
Equity:
Additional paid-in capital		65,952,423	33,904,575
Accumulated deficit		(44,786,713)	(28,553,022)
Total Shareholders’ Equity		21,179,961	5,363,343
Non-controlling interest		4,269,683	3,372,271
Total Equity		25,449,644	8,735,614
Total Liabilities and Equity		41,682,698	29,206,559
Class A Ordinary Shares
Equity:
Ordinary Shares value	[1]	14,001	11,790
Class B Ordinary Shares
Equity:
Ordinary Shares value	[1]	250
Related Party
Current Assets:
Due from related parties			3,472
Current Liabilities:
Due to related parties		$ 83,080	$ 5,502,907

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.